Payroll costs, share based payments and management incentive schemes - Non Executive Director Restricted Share Awards (Details) $ / shares in Units, € in Millions					1 Months Ended		12 Months Ended
	Oct. 16, 2025 shares $ / shares	Jul. 10, 2025 shares $ / shares	Jul. 10, 2024 shares $ / shares	Jul. 06, 2023 shares $ / shares	Apr. 30, 2024 shares	Feb. 28, 2023 shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based payment charge | €							€ 8.4		€ 8.8		€ 24.1
Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price (in Dollars per share) | $ / shares								$ 15.64		$ 17.50		$ 16.33
Share based compensation reserve
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based payment charge | €							€ 8.4		€ 8.8		€ 24.1
Restricted Stock1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement							1,459,731	1,459,731	1,486,252	1,486,252	1,296,137
Number of other equity instruments exercised or vested in share-based payment arrangement		36,738					631,994	631,994	476,552	476,552	761,544
Restricted Stock1 [Member] | January 1, 2018 and January 1, 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Reclassification of awards for settlement of tax liabilities						156,329
Number of other equity instruments exercisable in share-based payment arrangement												190,356
Restricted Stock1 [Member] | January 1, 2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement							0	0	0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement					349,823		555,994	555,994	0	0	0
Reclassification of awards for settlement of tax liabilities					282,171
Non-Executive Director
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expense from share-based payment transactions with employees | €							€ 0.6		€ 0.6		€ 0.6
Non-Executive Director | Restricted Stock1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement			23,118
Key management personnel of entity or parent [member] | Restricted share units [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of shares issued per director | $								$ 140,000		$ 100,000
Key management personnel of entity or parent [member] | Restricted Stock1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement	8,378	49,092	36,738	35,082
Reclassification of awards for settlement of tax liabilities		12,603	11,964
Exercise price (in dollars per share) | $ / shares	$ 16.71	$ 17.11	$ 16.33	$ 17.1